REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2019
REVENUE FROM CONTRACT WITH CUSTOMERS
Schedule of disaggregated revenues
The following tables present
the
Group’s

revenues disaggregated by the nature of the product or service:

	Years Ended December 31,
	2017	2018	2019
Room revenues	5,842	6,894	7,057
Food and beverage revenues	249	304	351
Others	247	272	310

Leased and owned hotels revenue	6,338	7,470	7,718
Initial one-time franchise fee	59	79	93
On-going management and service fees	759	983	1,228
Central reservation system usage fees, other system maintenance and support fees	436	630	908
Reimbursements for hotel manager fees	371	455	581
Other fees	226	380	532

Manachised and franchised hotels revenue	1,851	2,527	3,342
Other revenues	40	66	152

Total revenues	8,229	10,063	11,212

Schedule of contract balances
The
Group’s

contract assets are insignificant at December
31
,
2018
and

2019
.

	As of December 31,
	2018	2019
Current contract liabilities	1,005	1,179
Long-term contract liabilities	458	559

Total contract liabilities	1,463	1,738

The contract liabilities balances above

which are classified as deferred revenue on the consolidated balance sheet
, as of December
31
,
2018
and
2019
were comprised of the following:

	As of December 31,
	2018	2019
Initial fees received from franchisees owners	674	869
Cash received for membership fees and not recognized as revenue	357	400
Advances received from customers	374	412
Deferred revenue related to the loyalty program	58	57

Total	1,463	1,738